BORROWINGS (Schedule of Bank Borrowings which were Secured/Guaranteed) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's buildings, plant and machinery and land use rights with net book value [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 16.3
Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's buildings, plant and machinery and land use rights with net book value [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	19.5
Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's buildings, plant and machinery and land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	8.3
Guaranteed by the Group's plant and machinery with net book value [Member] | Plant and machinery [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	26.9
Guaranteed by the Group's buildings and land use rights with net book value [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	3.5
Guaranteed by the Group's buildings and land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	1.7
Guaranteed by the Group's buildings and land use rights with net book value [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	20.3
Guaranteed by the Group's buildings and land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	8.6
Jointly guaranteed by (i) Hanwha Chemical, (ii) the Company and other subsidiaries of the Group, and (iii) the Group's land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	11.4
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value [Member] | Buildings [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	13.2
Jointly guaranteed by (i) the Company and other subsidiaries of the Group, and (ii) the Group's buildings and land use rights with net book value [Member] | Land use rights [Member]
Debt Instrument [Line Items]
Bank borrowing secured/guaranteed, net book value of asset pledged	$ 3.7